CONSOLIDATED STATEMENT OF EQUITY In Millions	Total USD ($)	Total EUR (€)	Common Stock USD ($)	Common Stock EUR (€)	Preferred Stock USD ($)	Preferred Stock EUR (€)	Additional Paid In Capital USD ($)	Additional Paid In Capital EUR (€)	Accumulated Surplus USD ($)	Accumulated Surplus EUR (€)	Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Other Comprehensive Income (Loss) EUR (€)	Treasury Stock USD ($)	Treasury Stock EUR (€)	Noncontrolling Interest USD ($)	Noncontrolling Interest EUR (€)	Redeemable Noncontroling Interest Temporary Equity [Member] USD ($)	Redeemable Noncontroling Interest Temporary Equity [Member] EUR (€)
Balance at beginning of year (956,090,482 of par value EUR 5.0 each at 2011, 2012 and 2013) at Dec. 31, 2010				€ 4,780		€ 358		€ 3,883		€ 2,022		€ (3,386)		€ (5)		€ 822		€ 266
Issuance of common shares due to acquisition of Eurobank		0
Changes of non-controlling interest due to acquisitions, establishments, capital contributions and changes in subsidiaries shareholding																(767)
Purchase of subsidiaries shares from non-controlling interest		219						220				(29)
Net Income Loss		(14,539)								(14,539)						19		13
Net change in fair value of securities available for sale												2,372				0		(5)
Foreign currency translation adjustments												(925)				(3)		(22)
Sale of treasury stock (4,206,242, 6,076,383 and 9,770,521 shares during 2011, 2012 and 2013 respectively)								(4)						173
Purchase of treasury stock (4,138,170, 6,071,162 and 10,167,100 shares during 2011, 2012 and 2013 respectively)														(168)
Issuance of preference shares (200,000,000 of par value EUR 5.0 each)						1,000		(9)
Capital contribution																		2
New redeemable non-controlling interest, redemption of redeemable non-controlling interest and changes in the redemption amount of redeemable non-controlling interests										(30)
Changes in the redemption amount of redeemable NCI																		29
Balance at end of year (956,090,482 shares at 2011 and 2012 of par value EUR 5.0 each and 2,396,785,994 at 2013 of par value EUR 0.30 each) at Dec. 31, 2011				4,780		1,358		4,090		(12,547)		(1,939)		0		71		283
Issuance of common shares due to acquisition of Eurobank		0
Changes of non-controlling interest due to acquisitions, establishments, capital contributions and changes in subsidiaries shareholding																(11)
Purchase of subsidiaries shares from non-controlling interest		(10)						(10)
Net Income Loss		(2,537)								(2,537)						(7)		27
Net change in fair value of securities available for sale												557				0		10
Foreign currency translation adjustments												130				1		4
Sale of treasury stock (4,206,242, 6,076,383 and 9,770,521 shares during 2011, 2012 and 2013 respectively)								(1)						121
Purchase of treasury stock (4,138,170, 6,071,162 and 10,167,100 shares during 2011, 2012 and 2013 respectively)														(121)
New redeemable non-controlling interest, redemption of redeemable non-controlling interest and changes in the redemption amount of redeemable non-controlling interests										47
Redemption of redeemable NCI																		(25)
Changes in the redemption amount of redeemable NCI																		(42)
Balance at end of year (956,090,482 shares at 2011 and 2012 of par value EUR 5.0 each and 2,396,785,994 at 2013 of par value EUR 0.30 each) at Dec. 31, 2012		(6,049)	6,630	4,780	1,883	1,358	5,657	4,079	(20,856)	(15,037)	(1,779)	(1,283)	0	0	75	54	356	257
Reduction of par value per share			(5,304)	(3,824)			6,954	5,014
Issuance of common shares due to acquisition of Eurobank	376	271	376	271			3	2
Changes of non-controlling interest due to acquisitions, establishments, capital contributions and changes in subsidiaries shareholding															(17)	(12)
Purchase of subsidiaries shares from non-controlling interest		0					1	1
Net Income Loss	51	37							51	37					(1)	(1)	46	33
Net change in fair value of securities available for sale											(89)	(64)					(11)	(8)
Foreign currency translation adjustments											(1,782)	(1,285)			(3)	(2)	(54)	(39)
Pension liability											50	36
Issuance of 2,274,125,874 shares of par value EUR 0.30 through a rights issue			946	682			12,585	9,074
Issue costs for the issuance of 270,510,718 and 2,274,125,874 shares in 2013, net of tax							(244)	(176)
Sale of treasury stock (4,206,242, 6,076,383 and 9,770,521 shares during 2011, 2012 and 2013 respectively)													62	45
Purchase of treasury stock (4,138,170, 6,071,162 and 10,167,100 shares during 2011, 2012 and 2013 respectively)													(65)	(47)
Issuance of preference shares (200,000,000 of par value EUR 5.0 each)						0
Purchase of preference shares					(6)	(4)	(187)	(135)
New redeemable non-controlling interest, redemption of redeemable non-controlling interest and changes in the redemption amount of redeemable non-controlling interests									(10)	(7)
Changes in the redemption amount of redeemable NCI																	10	7
Balance at end of year (956,090,482 shares at 2011 and 2012 of par value EUR 5.0 each and 2,396,785,994 at 2013 of par value EUR 0.30 each) at Dec. 31, 2013	$ 3,281	€ 2,366	$ 998	€ 719	$ 1,877	€ 1,354	$ 24,769	€ 17,859	$ (20,815)	€ (15,007)	$ (3,600)	€ (2,596)	$ (3)	€ (2)	$ 54	€ 39	$ 347	€ 250